Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials			¥ 169,665	¥ 115,374
Work in process			30,195	30,528
Finished goods			49,875	46,470
Total	¥ 249,735	$ 38,384	¥ 249,735	¥ 192,372